Exceptional items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unusual Or Infrequent Item1 [Line Items]
Distribution network integration (1)	€ 0.0	€ 2.2	€ 0.0
Fortenova Group Integration Costs	4.3	9.5	3.5
Findus Switzerland integration costs	0.0	8.2	6.2
Brexit costs	0.0	0.0	5.3
Business Transformation Program	68.4	37.0	18.8
Information Technology Transformation Program	0.6	4.4	4.2
Factory Optimization	0.0	3.5	4.9
Settlement of legacy matters	(0.8)	(28.9)	(2.6)
Impairment of customer relationships	0.0	5.8	0.0
Remeasurement of indemnification assets	0.0	7.0	5.0
Adjustments For Exceptional Items	€ 72.5	€ 48.7	€ 45.3